Segment Information - Summary of Segment Information (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Segment assets	¥ 22,249,779	¥ 21,921,030	¥ 20,780,203
Unallocated corporate assets [member]
Disclosure of operating segments [line items]
Segment assets	¥ 847,711		¥ 931,069